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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450      Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (859) 957-1803

Date of fiscal year end:      August 31, 2013

Date of reporting period:    February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

AlphaMark Large Cap Growth Fund AlphaMark Small Cap Growth Fund Each a series of AlphaMark Investment Trust Semi-Annual Report February 28, 2013 (Unaudited)

ALPHAMARK LARGE CAP GROWTH FUND
PORTFOLIO INFORMATION
February 28, 2013 (Unaudited)

Sector Diversification (% of Net Assets)

Top Ten Equity Holdings
Company	% of Net Assets
Amgen, Inc.	3.8%
Biogen Idec, Inc.	3.7%
Regeneron Pharmaceuticals, Inc.	3.7%
Novo Nordisk A/S - ADR	3.7%
IntercontinentalExchange, Inc.	3.7%
Continental Resources, Inc.	3.6%
Perrigo Co.	3.4%
EOG Resources, Inc.	3.4%
American Express Co.	3.4%
Flowserve Corp.	3.4%

1

ALPHAMARK SMALL CAP GROWTH FUND
PORTFOLIO INFORMATION
February 28, 2013 (Unaudited)

Sector Diversification (% of Net Assets)

Top Ten Equity Holdings
Security Description	% of Net Assets
Inter Parfums, Inc.	3.8%
AEP Industries, Inc.	3.8%
Global Partners LP	3.8%
Allegiant Travel Co.	3.8%
iShares Russell 2000 Growth Index Fund	3.8%
Multimedia Games Holding Co., Inc.	3.7%
US Ecology, Inc.	3.7%
AZZ, Inc.	3.7%
Belden, Inc.	3.6%
Cynosure, Inc. - Class A	3.6%

2

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

COMMON STOCKS — 96.7%	Shares	Value
Consumer Discretionary — 14.8%
Hotels, Restaurants & Leisure — 5.6%
McDonald's Corp.	5,104	$489,474
Starwood Hotels & Resorts Worldwide, Inc.	8,863	534,705
		1,024,179
Leisure Equipment & Products — 3.0%
Polaris Industries, Inc.	6,350	554,800

Media — 3.2%
Discovery Communications, Inc. - Class A *	7,971	584,513

Specialty Retail — 3.0%
Ross Stores, Inc.	9,380	543,665

Consumer Staples — 5.7%
Food Products — 3.1%
Green Mountain Coffee Roasters, Inc. *	11,960	571,209

Personal Products — 2.6%
Estée Lauder Cos., Inc. (The) - Class A	7,398	474,212

Energy — 7.0%
Oil, Gas & Consumable Fuels — 7.0%
Continental Resources, Inc.	7,400	651,200
EOG Resources, Inc.	5,010	629,807
		1,281,007
Financials — 7.1%
Consumer Finance — 3.4%
American Express Co.	10,092	627,218

Diversified Financial Services — 3.7%
IntercontinentalExchange, Inc. *	4,292	664,487

Health Care — 18.3%
Biotechnology — 11.2%
Amgen, Inc.	7,543	689,506
Biogen Idec, Inc. *	4,102	682,327
Regeneron Pharmaceuticals, Inc. *	4,067	679,189
		2,051,022
Pharmaceuticals — 7.1%
Novo Nordisk A/S - ADR	3,801	665,175
Perrigo Co.	5,615	635,449
		1,300,624

See accompanying notes to financial statements.

3

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 96.7% (Continued)	Shares	Value
Industrials — 11.7%
Commercial Services & Supplies — 2.7%
Waste Management, Inc.	13,090	$488,519

Electrical Equipment — 3.4%
Rockwell Automation, Inc.	6,850	618,829

Machinery — 5.6%
Flowserve Corp.	3,880	622,740
Joy Global, Inc.	6,464	409,430
		1,032,170
Information Technology — 22.6%
Computers & Peripherals — 4.8%
Apple, Inc.	968	427,275
EMC Corp. *	19,928	458,543
		885,818
Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp. - Class A	6,588	466,826

Internet Software & Services — 8.0%
Akamai Technologies, Inc. *	12,100	447,216
eBay, Inc. *	10,196	557,518
NetEase.com, Inc. - ADR *	8,933	457,995
		1,462,729
Semiconductors & Semiconductor Equipment — 4.6%
Broadcom Corp. - Class A *	12,673	432,276
Cirrus Logic, Inc. *	16,727	402,117
		834,393
Software — 2.6%
Oracle Corp.	13,912	476,625

Materials — 4.5%
Chemicals — 2.2%
Eastman Chemical Co.	5,920	412,801

Containers & Packaging — 2.3%
Packaging Corp. of America	9,965	416,338

See accompanying notes to financial statements.

4

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 96.7% (Continued)	Shares	Value
Telecommunication Services — 5.0%
Diversified Telecommunication Services —5.0%
CenturyLink, Inc.	12,975	$449,843
Verizon Communications, Inc.	10,181	473,722
		923,565

Total Common Stocks (Cost $12,515,674)		$17,695,549

MONEY MARKET FUNDS — 3.0%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.07% (a)	406,963	$406,963
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.12% (a)	135,654	135,654
Total Money Market Funds (Cost $542,617)		$542,617

Total Investments at Value — 99.7% (Cost $13,058,291)		$18,238,166

Other Assets in Excess of Liabilities — 0.3%		51,191

Net Assets — 100.0%		$18,289,357

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of February 28, 2013.
See accompanying notes to financial statements.

5

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

COMMON STOCKS — 92.3%	Shares	Value
Consumer Discretionary — 13.5%
Auto Components — 3.4%
Cooper Tire & Rubber Co.	25,700	$649,696

Hotels, Restaurants & Leisure — 3.7%
Multimedia Games Holding Co., Inc. *	38,430	718,641

Specialty Retail — 3.3%
Genesco, Inc. *	10,780	632,570

Textiles, Apparel & Luxury Goods — 3.1%
PVH Corp.	4,860	592,191

Consumer Staples — 7.3%
Beverages — 3.5%
Viña Concha y Toro S.A. - ADR	15,812	662,207

Personal Products — 3.8%
Inter Parfums, Inc.	29,246	732,905

Energy — 7.3%
Oil, Gas & Consumable Fuels — 7.3%
Global Partners LP	21,450	723,937
VAALCO Energy, Inc. *	84,000	681,240
		1,405,177
Financials — 7.2%
Consumer Finance — 3.6%
Credit Acceptance Corp. *	6,325	699,102

Diversified Financial Services — 3.6%
MarketAxess Holdings, Inc.	17,770	694,096

Health Care — 14.2%
Biotechnology — 3.6%
Acorda Therapeutics, Inc. *	23,300	693,175

Health Care Equipment & Supplies — 7.1%
Cantel Medical Corp.	21,150	658,400
Cynosure, Inc. - Class A *	24,800	702,584
		1,360,984
Health Care Providers & Services — 3.5%
Ensign Group, Inc. (The)	21,230	664,924

See accompanying notes to financial statements.

6

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 92.3% (Continued)	Shares	Value
Industrials — 14.8%
Airlines — 3.8%
Allegiant Travel Co. *	9,000	$722,610

Commercial Services & Supplies — 3.7%
US Ecology, Inc.	28,600	711,282

Electrical Equipment — 7.3%
AZZ, Inc.	15,856	708,129
Belden, Inc.	13,990	704,536
		1,412,665
Information Technology — 24.2%
Communications Equipment — 7.1%
IXIA	33,700	683,436
Radware Ltd. *	19,000	691,220
		1,374,656
Internet Software & Services — 3.0%
Liquidity Services, Inc. *	16,700	568,635

IT Services — 3.6%
ExlService Holdings, Inc. *	23,130	700,145

Semiconductors & Semiconductor Equipment — 6.8%
Cirrus Logic, Inc. *	26,300	632,252
Silicon Motion Technology Corp. - ADR *	51,660	674,680
		1,306,932
Software — 3.7%
Monotype Imaging Holdings, Inc. *	33,450	702,450

Materials — 3.8%
Containers & Packaging — 3.8%
AEP Industries, Inc. *	10,345	729,633

Total Common Stocks (Cost $15,217,863)		$17,734,676

See accompanying notes to financial statements.

7

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS — 3.8%	Shares	Value
iShares Russell 2000 Growth Index Fund (Cost $709,133)	7,000	$718,760

MONEY MARKET FUNDS — 3.7%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.07% (a)	530,818	$530,818
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.12% (a)	176,940	176,940
Total Money Market Funds (Cost $707,758)		$707,758

Total Investments at Value — 99.8% (Cost $16,634,754)		$19,161,194

Other Assets in Excess of Liabilities — 0.2%		47,216

Net Assets — 100.0%		$19,208,410

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of February 28, 2013.
See accompanying notes to financial statements.

8

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2013 (Unaudited)

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
ASSETS
Investments in securities:
At acquisition cost	$13,058,291	$16,634,754
At value (Note 2)	$18,238,166	$19,161,194
Dividends receivable	19,542	6,612
Receivable for investment securities sold	98,726	1,140,126
Other assets	18,980	18,795
TOTAL ASSETS	18,375,414	20,326,727

LIABILITIES
Payable for investment securities purchased	77,743	1,109,327
Accrued advisory fees (Note 4)	1,409	2,110
Payable to administrator (Note 4)	5,640	5,640
Other accrued expenses	1,265	1,240
TOTAL LIABILITIES	86,057	1,118,317

NET ASSETS	$18,289,357	$19,208,410

Net assets consist of:
Paid-in capital	$13,286,441	$15,196,652
Accumulated (distributions in excess of) net investment income	(254)	36,906
Accumulated net realized gains (losses) from security transactions	(176,705)	1,448,412
Net unrealized appreciation on investments	5,179,875	2,526,440
NET ASSETS	$18,289,357	$19,208,410

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,354,867	1,350,130

Net asset value, offering price and redemption price per share (a) (Note 2)	$13.50	$14.23

(a)	Redemption price varies based on length of time shares are held.
See accompanying notes to financial statements.

9

ALPHAMARK INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2013 (Unaudited)

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
INVESTMENT INCOME
Dividend income	$141,124	$166,881
Foreign withholding taxes on dividends	(720)	(896)
TOTAL INVESTMENT INCOME	140,404	165,985

EXPENSES
Investment advisory fees (Note 4)	85,920	86,052
Distribution fees (Note 4)	21,480	21,513
Fund accounting fees (Note 4)	15,866	15,858
Professional fees	12,529	12,529
Administration fees (Note 4)	12,000	12,000
Transfer agent fees (Note 4)	6,000	6,000
Registration and filing fees	5,908	6,080
Insurance expense	4,837	4,760
Custody and bank service fees	4,589	4,910
Trustees' fees and expenses (Note 4)	4,544	4,544
Compliance service fees (Note 4)	3,000	3,000
Printing of shareholder reports	1,910	2,248
Postage and supplies	1,824	2,054
Other expenses	2,515	2,441
TOTAL EXPENSES	182,922	183,989
Fee reductions by the Advisor (Note 4)	(54,043)	(54,910)
NET EXPENSES	128,879	129,079

NET INVESTMENT INCOME	11,525	36,906

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND OPTION CONTRACTS
Net realized gains from security transactions	255,725	1,573,714
Net realized losses from option contracts (Notes 2 and 6)	—	(8,616)
Net change in unrealized appreciation/ depreciation on investments	991,938	262,689
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND OPTION CONTRACTS	1,247,663	1,827,787

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,259,188	$1,864,693

See accompanying notes to financial statements.

10

ALPHAMARK LARGE CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
FROM OPERATIONS
Net investment income (loss)	$11,525	$(12,769)
Net realized gains from security transactions	255,725	1,251,218
Net change in unrealized appreciation/ depreciation on investments	991,938	884,544
Net increase in net assets from operations	1,259,188	2,122,993

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(11,779)	—
From net realized gains	(1,504,471)	(644,132)
Decrease in net assets from distributions to shareholders	(1,516,250)	(644,132)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,788,577	2,342,828
Net asset value of shares issued in reinvestment of distributions to shareholders	1,516,250	644,132
Proceeds from redemption fees collected (Note 2)	1,796	535
Payments for shares redeemed	(2,874,815)	(3,207,906)
Net increase (decrease) in net assets from capital share transactions	1,431,808	(220,411)

TOTAL INCREASE IN NET ASSETS	1,174,746	1,258,450

NET ASSETS
Beginning of period	17,114,611	15,856,161
End of period	$18,289,357	$17,114,611

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(254)	$—

CAPITAL SHARE ACTIVITY
Shares sold	204,996	181,355
Shares reinvested	118,735	53,323
Shares redeemed	(212,486)	(249,856)
Net increase (decrease) in shares outstanding	111,245	(15,178)
Shares outstanding at beginning of period	1,243,622	1,258,800
Shares outstanding at end of period	1,354,867	1,243,622

See accompanying notes to financial statements.

11

ALPHAMARK SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
FROM OPERATIONS
Net investment income (loss)	$36,906	$(133,630)
Net realized gains from security transactions	1,573,714	2,107,928
Net realized losses from option contracts (Notes 2 and 6)	(8,616)	—
Net change in unrealized appreciation/ depreciation on investments	262,689	(44,093)
Net increase in net assets from operations	1,864,693	1,930,205

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(1,839,580)	(1,505,898)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,648,552	5,075,700
Net asset value of shares issued in reinvestment of distributions to shareholders	1,839,580	1,505,898
Proceeds from redemption fees collected (Note 2)	705	900
Payments for shares redeemed	(2,986,013)	(4,866,020)
Net increase in net assets from capital share transactions	1,502,824	1,716,478

TOTAL INCREASE IN NET ASSETS	1,527,937	2,140,785

NET ASSETS
Beginning of period	17,680,473	15,539,688
End of period	$19,208,410	$17,680,473

ACCUMULATED NET INVESTMENT INCOME	$36,906	$—

CAPITAL SHARE ACTIVITY
Shares sold	190,089	359,759
Shares reinvested	140,319	112,801
Shares redeemed	(216,039)	(343,162)
Net increase in shares outstanding	114,369	129,398
Shares outstanding at beginning of period	1,235,761	1,106,363
Shares outstanding at end of period	1,350,130	1,235,761

See accompanying notes to financial statements.

12

ALPHAMARK LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Period Ended August 31, 2009(a)
Net asset value at beginning of period	$13.76		$12.60	$11.19	$11.37	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.01)	(0.04)	(0.04)	0.01
Net realized and unrealized gains (losses) on investments	0.95		1.70	1.86	(0.03)	1.38
Total from investment operations	0.96		1.69	1.82	(0.07)	1.39

Less distributions:
From net investment income	(0.01)		—	—	—	(0.01)
From net realized gains	(1.21)		(0.53)	(0.41)	(0.11)	(0.01)
Total distributions	(1.22)		(0.53)	(0.41)	(0.11)	(0.02)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)	—	—

Net asset value at end of period	$13.50		$13.76	$12.60	$11.19	$11.37

Total return (c)	7.51%	(d)	14.03%	16.15%	(0.69% )	13.92%	(d)(e)

Net assets at end of period	$18,289,357		$17,114,611	$15,856,161	$12,008,955	$11,449,045

Ratio of total expenses to average net assets	2.12%	(f)	2.11%	2.08%	2.32%	2.49%	(f)

Ratio of net expenses to average net assets (g)	1.50%	(f)	1.50%	1.50%	1.50%	1.50%	(f)

Ratio of net investment income (loss) to average net assets (g)	0.13%	(f)	(0.08% )	(0.35% )	(0.32% )	0.12%	(f)

Portfolio turnover rate	26%	(d)	52%	47%	30%	120%	(d)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)
During the period ended August 31, 2009, the Fund received a payment from the administrator of $95,117 for losses realized on the sale of investments as a result of a cash reporting error, which otherwise would have reduced the total return by 1.60%.

(f)	Annualized.
(g)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

13

ALPHAMARK SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Period Ended August 31, 2009(a)
Net asset value at beginning of period	$14.31		$14.05		$11.40		$10.23		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.11)		(0.12)		(0.11)		(0.04)
Net realized and unrealized gains on investments	1.45		1.70		3.29		1.28		0.27
Total from investment operations	1.48		1.59		3.17		1.17		0.23

Less distributions:
From net realized gains	(1.56)		(1.33)		(0.52)		—		—

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)	0.00	(b)	—		—

Net asset value at end of period	$14.23		$14.31		$14.05		$11.40		$10.23

Total return (c)	11.24%	(d)	12.02%		27.52%		11.44%		2.30%	(d)

Net assets at end of period	$19,208,410		$17,680,473		$15,539,688		$10,728,899		$8,773,981

Ratio of total expenses to average net assets	2.13%	(e)	2.07%		2.14%		2.55%		2.78%	(e)

Ratio of net expenses to average net assets (f)	1.50%	(e)	1.50%		1.50%		1.50%		1.50%	(e)

Ratio of net investment income (loss) to average net assets (f)	0.43%	(e)	(0.77%	)	(0.86%	)	(1.07%	)	(0.62%	)(e)

Portfolio turnover rate	50%	(d)	117%		111%		73%		107%	(d)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

14

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2013 (Unaudited)

1.	Organization

AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are no-load series of AlphaMark Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated June 24, 2008. The public offering of shares of the Funds commenced on October 31, 2008.

The investment objective of each Fund is long-term growth of capital. AlphaMark Large Cap Growth Fund is a diversified fund and AlphaMark Small Cap Fund is a non-diversified fund.

2.	Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. Options traded on national securities exchanges are valued at the last quoted sale price or, in the absence of a sale, at the mean of their closing bid and ask prices. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. The fair value of securities with remaining maturities of 60 days or less are valued at amortized cost, absent unusual circumstances.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

15

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of February 28, 2013:

AlphaMark Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$17,695,549	$—	$—	$17,695,549
Money Market Funds	542,617	—	—	542,617
Total	$18,238,166	$—	$—	$18,238,166

AlphaMark Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$17,734,676	$—	$—	$17,734,676
Exchange-Traded Funds	718,760	—	—	718,760
Money Market Funds	707,758	—	—	707,758
Total	$19,161,194	$—	$—	$19,161,194

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

The Funds did not have any transfers in and out of any Level as of February 28, 2013. The Funds did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2013. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of the Funds are subject to a redemption

16

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

fee of 1.5%, payable to the applicable Fund, if redeemed within sixty days of the date of purchase. During the periods ended February 28, 2013 and August 31, 2012, proceeds from redemption fees totaled $1,796 and $535, respectively, for AlphaMark Large Cap Growth Fund and $705 and $900, respectively, for AlphaMark Small Cap Growth Fund.

Security transactions and investment income – Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to shareholders – Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid to shareholders of the Funds during the periods ended February 28, 2013 and August 31, 2012 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
AlphaMark Large Cap Growth Fund	2/28/13	$11,779	$1,504,471	$1,516,250
	8/31/12	$34,564	$609,568	$644,132
AlphaMark Small Cap Growth Fund	2/28/13	$249,033	$1,590,547	$1,839,580
	8/31/12	$247,822	$1,258,076	$1,505,898

Options transactions — The Funds may engage in option transactions involving individual stocks for the purpose of seeking to generate return. An option involves the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option. When a Fund purchases an option on a security, the Fund pays the seller a premium for the right granted but is not obligated to buy or sell the underlying security. Premiums paid from buying options which expire are treated as realized losses. Premiums paid from buying options which are exercised increase the cost of the underlying security purchased or decrease the gain or loss realized on

17

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

the sale of the underlying security. If a closing sale transaction is used to terminate a Fund’s obligation on a purchased option, a gain or loss will be realized, depending upon whether the price of the closing sale transaction is more or less than the premium previously paid on the purchased option.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following is computed on a tax basis for each item as of February 28, 2013:

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
Tax cost of portfolio investments	$13,086,725	$16,655,653
Gross unrealized appreciation	$5,388,862	$3,157,813
Gross unrealized depreciation	(237,421)	(652,272)
Net unrealized appreciation	5,151,441	2,505,541
Accumulated ordinary income (loss)	(254)	36,906
Other gains (losses)	(148,271)	1,469,311
Total distributable earnings	$5,002,916	$4,011,758

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

18

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Funds’ tax returns for all open tax years (tax years ended August 31, 2010 through August 31, 2012). During the six months ended February 28, 2013, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended February 28, 2013, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
Cost of purchases of investment securities	$4,450,170	$8,646,806
Proceeds from sales of investment securities	$5,003,828	$9,521,227

4.	Transactions with Related Parties

The President of AlphaMark Advisors, LLC (the “Advisor”), the investment advisor to the Funds, is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Funds’ administrator, transfer agent, and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Funds’ principal underwriter.

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Trust receives an annual retainer of $2,000 and a fee of $500 for each Board meeting attended, plus reimbursement of travel and other expenses incurred in attending meetings.

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Advisor. Each Fund reimburses the Advisor $6,000 annually for the services provided by the CCO to the Trust.

19

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

INVESTMENT ADVISORY AGREEMENT
Under the terms of Investment Advisory Agreements between the Trust and the Advisor, the Advisor serves as the investment advisor to the Funds. Each Fund pays the Advisor an investment advisory fee computed at the annual rate of 1.00% of its average daily net assets.

The Advisor has contractually agreed, until at least December 31, 2013, to reduce its investment advisory fees and to reimburse other Fund operating expenses to the extent necessary to limit each Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to 1.50% of its average daily net assets. Pursuant to this agreement, the Advisor reduced its fees by $54,043 and $54,910 with respect to AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively, during the six months ended February 28, 2013. Any such fee reductions or expense reimbursements by the Advisor are subject to repayment by the Funds, provided that the repayment does not cause a Fund’s ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As of February 28, 2013, the Advisor may in the future recover fee reductions and expense reimbursements totaling $294,057 and $301,481 from AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively. The Advisor may recover these amounts no later than the dates stated below:

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
August 31, 2013	$49,191	$49,397
August 31, 2014	92,515	98,245
August 31, 2015	98,308	98,929
February 28, 2016	54,043	54,910
	$294,057	$301,481

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and prepares materials for meetings of the Board of Trustees. Each Fund pays to Ultimus a monthly fee at an annual rate of 0.10% of its

20

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

average daily net assets up to $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates each Fund’s daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of its average daily net assets and 0.005% of such assets in excess of $500 million.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $20 per shareholder account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a Fund has 100 or more shareholder accounts. In addition, each Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for the Funds. UFD is a wholly-owned subsidiary of Ultimus. UFD receives compensation of $6,000 annually for its services to the Trust.

DISTRIBUTION PLAN
The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) which allows the Funds to incur expenses related to the distribution of the Funds’ shares. The annual fees payable under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the six months ended February 28, 2013, the total expenses incurred pursuant to the Plan were $21,480 and $21,513 for AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively.

21

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES
As of February 28, 2013, Charles Schwab & Co., Inc., for the benefit of its customers, owned of record 97% and 93% of the outstanding shares of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively.

5.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of February 28, 2013, AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund had 22.6% and 24.2%, respectively, of the value of its net assets invested in stocks within the Information Technology sector.

6.	Derivatives Transactions

There were no derivative transactions during the six months ended February 28, 2013 by AlphaMark Large Cap Growth Fund.

AlphaMark Small Cap Growth Fund held no derivative positions as of February 28, 2013. The average daily notional amount of call option contracts purchased during the six months ended February 28, 2013 was $628,173 for AlphaMark Small Cap Growth Fund.

Transactions in derivative instruments for AlphaMark Small Cap Growth Fund during the six months ended February 28, 2013 are recorded in the following location in the Statements of Operations:

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Gains (Losses)
Call options purchased	Net realized losses from option contracts	$(8,616)	Net change in unrealized appreciation/ depreciation on option contracts	$—

22

ALPHAMARK INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

8.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

23

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2012 – February 28, 2013).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1.5% is applied on the sale of shares redeemed within sixty days of the date of purchase. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

24

ALPHAMARK INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

AlphaMark Large Cap Growth Fund

	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,075.10	$7.72
Based on Hypothetical 5% Return	$1,000.00	$1,017.36	$7.50

*
Expenses are equal to AlphaMark Large Cap Growth Fund’s annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AlphaMark Small Cap Growth Fund

	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,112.40	$7.86
Based on Hypothetical 5% Return	$1,000.00	$1,017.36	$7.50

*
Expenses are equal to AlphaMark Small Cap Growth Fund’s annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

25

ALPHAMARK INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-420-3350. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26

Rev. October 2010

Privacy Notice

FACTS	WHAT DOES THE ALPHAMARK INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the AlphaMark Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the AlphaMark Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-420-3350

Who we are
Who is providing this notice?	AlphaMark Investment Trust AlphaMark Advisors, LLC (Advisor) Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the AlphaMark Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the AlphaMark Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tells us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ AlphaMark Advisors, LLC, the investment advisor to the AlphaMark Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The AlphaMark Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The AlphaMark Investment Trust does not jointly market.

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ALPHAMARK INVESTMENT TRUST

Investment Adviser

AlphaMark Advisors, LLC
250 Grandview Drive, Suite 175
Fort Mitchell, Kentucky 41017

Administrator

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-866-420-3350

Legal Counsel

Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

Custodian

US Bank NA
425 Walnut Street
Cincinnati, OH 45202

Board of Trustees

John W. Hopper, Jr., Chairman
C. Christopher Muth
T. Brian Brockhoff
Michael L. Simon

Officers

Michael L. Simon, President
Christian A. Lucas, Vice President
Robert G. Dorsey, Vice President
Mark J. Seger, Treasurer
Wade R. Bridge, Secretary
Anne M. Haggerty, Chief Compliance Officer

Item 2.	Code of Ethics.

No required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	May 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	May 7, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 7, 2013

* Print the name and title of each signing officer under his or her signature.